OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	9 Months Ended
Dec. 31, 2025
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Schedule of changes in the right-of-use asset
Right-of-use-asset	($)
Balance at March 31, 2025	21,858
Amortization	(15,132)
Balance at December 31, 2025	6,726

Schedule of changes in the lease liability
Lease liability	($)
Balance at March 31, 2025	28,764
Lease payment – base rent portion	(21,123)
Lease liability – accretion expense	1,609
Balance at December 31, 2025	9,250
Current portion	9,250
Long-term portion	–

Schedule of future lease payments
Future lease payments (base rent portion only)	($)
Fiscal 2026 (January 1, 2026 to March 31, 2026)	7,041
Fiscal 2027 (April 1, 2026 to April 29, 2027)	2,350
Total undiscounted lease payments	9,391
Less: imputed interest	(141)
Lease liability as at December 31, 2025	9,250